Discontinued Operations - Aggregated Results and Cash Flow Information of Discontinued Operations (Parenthetical) (Detail) - Discontinued Operations: MixRadio Limited [Member] ¥ in Millions	12 Months Ended
Dec. 31, 2016 JPY (¥)
Disclosure of Discontinued Operations [line items]
Employee termination benefits	¥ 1,165
Office lease termination fees	¥ 126